SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Nov. 30, 2025 USD ($) segment shares	Nov. 30, 2024 USD ($) shares	Feb. 28, 2026 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0
Cash uninsured	$ 980,411	$ 0	$ 30,969,352
Impairment loss		$ 70,000
Anti-dilutive securities | shares	0	0
Investment in mineral rights	$ 1,201,390	$ 70,000
Number of operating segment | segment	1
Number of reportable segment | segment	1